Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Disclosures

	Year Ended December 31, 2013
	Oyu Tolgoi (a)	SouthGobi (b)	Other Exploration	Corporate	Consolidated

REVENUE	$51,520	$58,636	$-	$-	$110,156

COST OF SALES	(49,185)	(129,018)	-	-	(178,203)

EXPENSES
Exploration and evaluation	(20,165)	(1,169)	(6,158)	-	(27,492)
Other operating expenses	(212,822)	(20,425)	-	-	(233,247)
General and administrative	-	-	-	(61,288)	(61,288)
Depreciation	(2,167)	(193)	(475)	(19)	(2,854)
Accretion of asset retirement obligations	(5,664)	(466)	-	-	(6,130)
Write-down of accounts receivables and other current assets	-	(30,352)	-	-	(30,352)
Write-down of carrying value of materials and supplies inventory	(14,839)	(14,962)	-	-	(29,801)
Write-down of carrying value of property, plant and equipment	-	(73,564)	-	-	(73,564)

TOTAL EXPENSES	(304,842)	(270,149)	(6,633)	(61,307)	(642,931)

OPERATING LOSS	(253,322)	(211,513)	(6,633)	(61,307)	(532,775)

OTHER INCOME (EXPENSES)
Interest income	2,736	84	33	11,962	14,815
Interest expense	-	(20,291)	-	(42,092)	(62,383)
Financing costs	-	-	-	-	-
Foreign exchange losses	(2,342)	(1,659)	(306)	(1,304)	(5,611)
Change in fair value of derivatives	-	-	-	87,722	87,722
Change in fair value of embedded derivatives	-	5,481	-	-	5,481
Other (expense) income	-	(3,814)	-	232,535	228,721

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(252,928)	(231,712)	(6,906)	227,516	(264,030)
Provision for income and other taxes	(41,010)	(58,599)	(335)	(1)	(99,945)
Share of loss of significantly influenced investees	-	(53)	-	(3,029)	(3,082)

NET LOSS FROM CONTINUING OPERATIONS	(293,938)	(290,364)	(7,241)	224,486	(367,057)

CAPITAL EXPENDITURES	$1,071,670	$3,115	$441	$25	$1,075,251

TOTAL ASSETS	$7,921,540	$418,067	$5,429	$250,655	$8,595,691

(a)

During the year ended December 31, 2013, all of Oyu Tolgoi’s revenue arose from copper concentrate sales in China. Revenue from the three largest customers was $24.2 million, $18.4 million and $8.9 million, respectively.

(b)

During the year ended December 31, 2013, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $30.5 million, $10.0 million and $9.4 million, respectively.

	Year Ended December 31, 2012
	Oyu Tolgoi	SouthGobi (a)	Other Exploration	Corporate	Consolidated

REVENUE	$-	$78,062	$-	$-	$78,062

COST OF SALES	-	(155,448)	-	-	(155,448)

EXPENSES
Exploration and evaluation	(42,181)	(8,598)	(15,302)	-	(66,081)
Other operating expenses	(107,540)	(33,494)	-	-	(141,034)
General and administrative	-	-	-	(154,486)	(154,486)
Depreciation	-	(215)	(145)	(45)	(405)
Accretion of asset retirement obligations	(2,218)	(517)	-	-	(2,735)
Write-down of accounts receivable and other current assets	-	-	-	-	-
Write-down of carrying value of materials and supplies inventory	-	-	-	-	-
Write-down of carrying value of property, plant and equipment	-	(15,245)	-	-	(15,245)

TOTAL EXPENSES	(151,939)	(213,517)	(15,447)	(154,531)	(535,434)

OPERATING LOSS	(151,939)	(135,455)	(15,447)	(154,531)	(457,372)

OTHER INCOME (EXPENSES)
Interest income	3,432	406	74	11,892	15,804
Interest expense	-	(10,829)	-	(1,114)	(11,943)
Financing costs	-	-	-	(164,384)	(164,384)
Foreign exchange (losses) gains	(4,786)	(3,225)	(241)	14,900	6,648
Change in fair value of derivatives	-	-	-	194,664	194,664
Change in fair value of embedded derivatives	-	39,512	-	-	39,512
Other (expense) income	-	(23,631)	-	2,219	(21,412)

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(153,293)	(133,222)	(15,614)	(96,354)	(398,483)
(Provision) recovery of income taxes	(31,027)	10,627	(81)	7,582	(12,899)
Share of (loss) income of significantly influenced investees	-	(99)	-	(33,134)	(33,233)

NET LOSS FROM CONTINUING OPERATIONS	$(184,320)	$(122,694)	$(15,695)	$(121,906)	$(444,615)

CAPITAL EXPENDITURES	$2,389,555	$90,658	$225	$22	$2,480,460

TOTAL ASSETS	$6,852,304	$685,016	$10,443	$1,257,796	$8,805,559

(a)

During the year ended December 31, 2012, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the three largest customers were $23.5 million, $23.0 million and $14.3 million, respectively.